Restatement of Previously Issued Financial Statements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements	8 Months Ended	11 Months Ended
	Sep. 30, 2020 USD ($) $ / shares $ / item	Dec. 31, 2020 USD ($) $ / shares $ / item
Private Placement Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 9.75	$ 10.01
Strike price (in Dollars per Item) | $ / item	11.50	11.50
Term (in years)	5 years	5 years
Volatility – post announcement	12.68%
Volatility		20.66%
Risk-free rate	0.351%	0.469%
Fair value of private placement warrants (in Dollars) | $	$ 0.67	$ 1.52
Public Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 9.76	$ 10.01
Strike price (in Dollars per Item) | $ / item	11.50	11.50
Term (in years)	5 years	5 years
Volatility – post announcement	15.00%
Volatility		21.00%
Risk-free rate	0.351%	0.469%
Fair value of public warrants (in Dollars) | $	$ 0.66	$ 1.49
At August 4 2020 (Initial Measurement) [Member] | Private Placement Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 9.63	$ 9.62
Strike price (in Dollars per Item) | $ / item	11.50	11.50
Term (in years)	5 years	5 years
Volatility – post announcement	15.00%
Volatility		14.36%
Risk-free rate	0.275%	0.275%
Fair value of private placement warrants (in Dollars) | $	$ 0.77	$ 0.77
At August 4 2020 (Initial Measurement) [Member] | Public Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 9.63	$ 9.63
Strike price (in Dollars per Item) | $ / item	11.50	11.50
Term (in years)	5 years	5 years
Volatility – post announcement	15.00%
Volatility		15.00%
Risk-free rate	0.275%	0.275%
Fair value of public warrants (in Dollars) | $	$ 0.77	$ 0.76